Other operating income (expenses), net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Other Operating Income (Expenses), Net [Abstarct]
Loss on sale of PPE		R$ (64)	R$ (380)	R$ (479)
Reversal of management fee - Cresca				(3,318)
Provision for legal claims		383	387	(139)
Alto Taquari Farm				34
Surplus gain from spin-off	[1]		5,098
Write-off of effect of conversion of joint venture due to spin-off	[1]		30,616
Other	[2]	(1,383)	(289)	(2,117)
Other operating expenses, net		R$ (1,064)	R$ 35,432	R$ (6,019)

[1]	On February 9, 2018, the Company concluded the spin-off of Cresca, with the portion of assets and liabilities transferred to the wholly-owned subsidiary Agropecuaria Moroti S.A. Since the investment was recorded as R$115,478 and the fair value assessed was R$120,576, the Company recorded a gain of R$5,098 in statement of income. Furthermore, R$30,616 held in other comprehensive income that included the effects on the conversion of investment abroad was written off from the statement of income for the year.
[2]	In the year, the Company made donations to institutions in the amount of R$545.